Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Composition of Shareholders' Equity	Composition of shareholders’ equity:
	As of December 31, 2024		As of December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary Shares of NIS 0.05 par value	222,000,000	15,518,794	222,000,000	13,051,343